UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating Activities
Net cash provided by operating activities	$ 230,962	$ 166,707
Investing activities
Purchase of vessels, capital improvements, newbuildings and deposits	(135,181)	(194,860)
Proceeds from sales of vessels and termination of charters	104,211	83,333
Net amounts received from associated companies	1,456	1,453
Proceeds from redemption of available-for-sale debt securities	0	5,124
Collateral deposits paid on swap agreements	(6,030)	(1,058)
Net cash used in investing activities	(35,544)	(106,008)
Financing activities
Repayment of lease obligation liability	(26,569)	(25,377)
Proceeds from issuance of debt	720,187	255,350
Repayments of debt	(620,895)	(159,786)
Debt fees paid	(11,747)	(2,066)
Repurchase of bonds	(167,781)	0
Principal settlements of cross currency swaps, net	(9,812)	0
Cash paid for shares repurchase	(4,835)	0
Cash dividends paid	(60,862)	(53,250)
Net cash (used in)/provided by financing activities	(182,314)	14,871
Net change in cash, restricted cash and cash equivalents	13,104	75,570
Cash, restricted cash and cash equivalents at start of the period	188,362	153,960	$ 153,960
Cash, restricted cash and cash equivalents at end of the period	201,466	229,530	188,362
Cash, restricted cash and cash equivalents:
Cash and cash equivalents	201,466	223,816	188,362
Restricted cash	0	5,714
Cash, restricted cash and cash equivalents at end of the period	$ 201,466	$ 229,530	$ 188,362